SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended									12 Months Ended
	Aug. 12, 2019 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	Mar. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Apr. 30, 2020 USD ($)	Feb. 19, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized																50,000,000	50,000,000
Ordinary shares, par value per share | ₪ / shares															₪ 0.1		₪ 0.1
Fair value of options granted | $											$ 1,061		$ 485
Available balance | $													10,613
Procceds from Initial public offering, net of issuance costs | $											$ 0	$ 21,306	$ 10,613
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available balance | $		$ 24,500
Net proceeds | $		500
Aggregate Offering Price | $		$ 25,000
Percentage Of Gross Proceeds From Sale Of Shares		3.00%
Issuance of share		41,154
FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares							$ 14
Per share price | $ / shares							$ 11.00
Shares issued							2,091,907
Warrants to purchase ordinary shares							1,673,525
Net proceeds | $	$ 10,613						$ 21,306
FPO [Member] | Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price | $ / shares	$ 8.00
Shares issued	1,437,500
Warrants to purchase ordinary shares	187,500
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							454,628
Warrants to purchase ordinary shares							363,702
Net proceeds | $						$ 5,000	$ 5,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants									11,500	46,000
Option vested											57,500
Fair value of options granted | $									$ 105	$ 495
Warrants [Member] | FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							2,091,907
Warrants [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							454,628
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards											10 years
Shares available for future grant																753,578
Unrecognized compensation cost | $																$ 376
Compensation costs weighted average period to be recognized											3 years 2 months 1 day
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants			3,600	225,000	20,000						248,600
Exercise price of options granted | $ / shares				$ 10.02
Exercise price | $ / shares			$ 9.93		$ 10.44
Option vesting period				3 years							4 years
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | $ / shares														$ 0.1
Odinary share issued under share incentive plan								912,230						629,025
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $																1
Compensation costs weighted average period to be recognized											2 months 23 days
Intrinsic value outstanding option | $																3,313
Intrinsic value exercisable option | $																$ 3,312